Segment information - Additional information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Segment information
Real estate transfer tax expenses		€ 1,200		€ 1,200
Property, plant and equipment	€ 10,784		€ 10,784		€ 8,376
Right-of-use assets.	24,750		24,750		24,932
-United States
Segment information
Property, plant and equipment	368		368		286
Right-of-use assets.	876		876		€ 1,042
Corporate
Segment information
Real estate transfer tax expenses			0	1,200
Follow-on public offering | Corporate
Segment information
Share issue related cost	€ 173		€ 173
IPO | Corporate
Segment information
Share issue related cost		€ 109		€ 318